Artisan Select Equity Fund Expense Example - Artisan Select Equity Fund - ETF Shares	Nov. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	$ 2,312